Organization	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1 – Organization

Nature of Business

Eco-Stim Energy Solutions, Inc. (the “Company,” “Eco-Stim,” “we” or “us”) is an oilfield services provider of well stimulation and intelligent completion services to the upstream oil and gas industry. Through its subsidiaries the Company performs well stimulation and coiled tubing services primarily in oil and natural gas reservoirs outside the United States. Through its subsidiaries the Company currently performs field management services for customers active in oil and gas shale plays, with recent activity in the Vaca Muerta shale play in Argentina. The Company is continually evaluating opportunities to expand its operations into new areas, which may include Mexico, Colombia and other international markets. The Company may also consider acquiring assets or businesses in the United States with the goal of eventually relocating such assets to higher-margin or faster-growing international markets as opportunities arise.